Taxes (Details) - Schedule of Components of the Income Tax Provision - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Components of the Income Tax Provision [Abstract]
Current income tax	$ 136,838	$ 354,529	$ 638,228
Deferred income tax			21,630
Total provision for income taxes	$ 136,838	$ 354,529	$ 659,858